DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                            Philadelphia, PA 19107

                                 March 3, 1997


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:    Pegasus Variable Annuity Fund
               (formerly, The Woodward Variable Annuity Fund)
               File Nos. 33-86186/811-8854
               Rule 24f-2 Notice
               ----------------------------------------------

Ladies and Gentlemen:

        On behalf of Pegasus Variable Annuity Fund (the "Trust"), please find enclosed the following:

        1. Rule 24f-2 Notice for the Trust for the fiscal year ended December 31, 1996; and

        2. Opinion of counsel required by Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act").

        In accordance with prior SEC interpretations, the calculation of the Trust's registration fees pursuant to Rule 24f-2 under the Act is based on all of the Trust's sales and redemptions of securities during the fiscal year ended December 31, 1996, except sales to and redemptions from insurance company separate accounts that issued securities on which registration fees were paid to the SEC pursuant to Section 6(b) of the Securities Act of 1933. See American Council of Life Insurance, Rel. No. IP-3-95 (June 20, 1995). Except as indicated in the Trust's Rule 24f-2 Notice, during the fiscal year ended December 31, 1996, the Trust's shares were exclusively sold to and redeemed by ITT Hartford Life and Annuity Insurance Company Separate Account Six (Securities Act File No. 33-86330).

        If you have any questions regarding this filing please contact me.



                                            Very truly yours,

                                            /s/ Christina T. Simmons
                                            ------------------------
                                            Christina T. Simmons

CTS/sg
Enclosures

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.      Name and address of issuer:

               Pegasus Variable Annuity Fund
               c/o NBD Bank
               900 Tower Drive
               P.O. Box 7058
               Troy, Michigan 48007-7058

2.      Name of each series or class of funds for which this notice is filed:

               Series A ("Managed Assets Balanced Fund")
               Series B ("Growth and Value Fund")
               Series C ("Mid-Cap Opportunity Fund")
               Series D ("Growth Fund")
               Series E ("Money Market Fund")

3.      Investment Company Act File Number: 811-8854

        Securities Act File Number: 33-86186

4.      Last day of fiscal year for which this notice is filed: December 31,
        1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         /   /

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

                      None


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                      None

9. Number and aggregate sale price of securities sold during the fiscal year:<F1><F2>

                      Shares --  48,617
                      Price -- $273,397


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:<F1><F2>


                      Shares --  48,617
                      Price -- $273,397

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                      Included under items 9 and 10.


12.     Calculation of registration fee<F2>

        (i)    Aggregate sale price of securities sold during        $  273,397
               the fiscal year in reliance on                        ----------
               Rule 24f-2:<F1><F2>

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans:

        (iii)  Aggregate price of shares redeemed or repurchased
               during the fiscal year:                                  -0-
                                                                    ----------
        (iv)   Aggregate price of shares redeemed or repurchased
               previously applied as a reduction to filing fees
               pursuant to Rule 24e-2 (if applicable):                  -0-
                                                                    ----------

        (v)    Net aggregate price of securities sold and issued
               during the fiscal year in reliance on
               Rule 24f-2:<F1><F2>                                  $  273,397
                                                                    ----------

        (vi)   Multiplier prescribed by Section 6(b) of the
               Securities Act of 1933 or other applicable
               law or regulation:                                        /3300
                                                                    ----------

        (vii)  Fee due:                                                     83
                                                                    ----------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                        / x /

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               February 28, 1997


                                  SIGNATURES

 This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.




 By (Signature and Title)*   /s/ W. Bruce McConnel, III
                             --------------------------
                             W. Bruce McConnel, III
                             Secretary
                             Pegasus Variable Annuity Fund


 Date     February 28, 1997
      -------------------------

 *Please print the name and title of the signing officer below the signature.


-----------------
<F1>
1.   Includes shares issued in connection with dividend reinvestment plans.
<F2>
2. In accordance with prior SEC interpretations, the calculation of the issuer's registration fees pursuant to Rule 24f-2 under the Investment Company Act of 1940 is based on all of the issuer's sales and redemptions of securities during the fiscal year ended December 31, 1996, except sales to and redemptions from insurance company separate accounts that issued securities on which registration fees were paid to the SEC pursuant to Section 6(b) of the Securities Act of 1933. See American Council of Life Insurance, Rel. No. IP-3-95 (June 20, 1995). Except as indicated, during the fiscal year ended December 31, 1996, the issuer's shares were exclusively sold to and redeemed by such insurance company separate accounts.

                            DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                            Philadelphia, PA 19107






                               February 28, 1997


Pegasus Variable Annuity Fund
c/o NBD Bank
900 Tower Drive
P.O. Box 7058
Troy, Michigan 48007-7058

        Re:    Rule 24f-2 Notice - Pegasus Variable Annuity Fund
               (formerly, The Woodward Variable Annuity Fund)
               (Registration Nos. 33-86186/811-8854)
               -------------------------------------------------

Ladies and Gentlemen:

        We have acted as counsel for Pegasus Variable Annuity Fund, a Delaware business trust (the "Trust"), in connection with certain matters relating to the issuance of shares of beneficial interest in the Trust.

        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("1940 Act"), the Trust registered an indefinite number of shares under the Securities Act of 1933, as amended. We understand that the Trust is about to file with the Securities and Exchange Commission a notice pursuant to Rule 24f-2 under the 1940 Act (the "Notice") making definite the registration of shares of its Series A, Series B, Series C, Series D and Series E that were sold in reliance upon Rule 24f-2 during the fiscal year ended December 31, 1996 (collectively, the "Shares"). We have relied upon information provided to us on behalf of the Trust with respect to the number of such Shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest in Series A, Series B, Series C, Series D and Series E, with a par value of $.10.

        In giving the opinion stated below, we have reviewed: the Certificate of Trust of the Trust as filed in the Office of the Secretary of State of the State of Delaware (the "State Office") on November 7, 1994 (the "Certificate"); a Certificate of Amendment to the Certificate of Trust of the Trust as filed in the State Office on October 4, 1996 and effective as of October 7, 1996; the Trust Instrument of the Trust dated November 7, 1994, as amended by Amendment No. 1 dated October 3, 1996 and effective as of October 7, 1996 (as amended, the "Governing Instrument"); the Bylaws of the Trust; resolutions adopted by the Board of Trustees and shareholders, and such other legal and factual matters as we have deemed appropriate. We have assumed for the purpose of this opinion: (i) the due organization or formation of each entity that is a signatory to any of the documents reviewed by us; (ii) the due authorization, execution and delivery by, or on behalf of, each of the parties thereto of the above-referenced instruments, certificates and other documents, and of all documents contemplated by the Governing Instrument, the Bylaws and applicable resolutions of the Trustees to be executed by investors desiring to become Shareholders; (iii) the payment of consideration for Shares, and the application of such consideration, as provided in the Governing Instrument, and compliance with the other terms, conditions and restrictions set forth in the Governing Instrument, the Trust's prospectuses and statements of additional information and all applicable resolutions of the Trustees of the Trust in connection with the issuance of Shares; (iv) that appropriate notation of the names and addresses of, the number of Shares held by, and the consideration paid by, Shareholders will be maintained in the appropriate registers and other books and records of the Trust in connection with the issuance, redemption or transfer of Shares; (v) that no event has occurred subsequent to the filing of the Certificate that would cause a termination or reorganization of the Trust or any Series under
Section 11.4 or 11.5 of the Governing Instrument; (vi) that the activities of the Trust have been and will be conducted in accordance with the terms of the Governing Instrument and the Delaware Business Trust Act, 13 Del. C. sections 3801 et seq. ( the "Delaware Act") (including, without limitation, that the Trust became a registered investment company under the 1940 Act within the time period required under Section 3807(b) of the Delaware Act); and (vii) that each of the documents examined by us is in full force and effect and has not been modified, supplemented or otherwise amended. Insofar as our opinion below relates to matters pertaining to Delaware law, we have relied on the opinion of Morris, Nichols, Arsht & Tunnell, special Delaware counsel to the Trust.

        On the basis of the foregoing, we are of the opinion that the Shares subject to the Notice constitute validly issued, fully paid, and non-assessable Shares of beneficial interest in the Trust.

        Under the Delaware Act and the terms of the Governing Instrument, each Shareholder of the Trust, in such capacity, will be entitled to the same limitation of personal liability as that extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware; provided, however, that we express no opinion with respect to the liability of any Shareholder who is, was or may become a named Trustee of the Trust.

        We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.



                                                 Very truly yours,

                                                 /s/ DRINKER BIDDLE & REATH
                                                 --------------------------
                                                     DRINKER BIDDLE & REATH

MPM:CTS:BKW